Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2016
Organization and Principal Activities [Abstract]
Schedule of percentage of legal ownership in significant consolidated subsidiaries and the consolidated Affiliated Entities
			Percentage of
			direct or indirect
Name of subsidiaries and		Place of	economic
Affiliated entities	Date of establishment/acquisition	incorporation	ownership
Subsidiaries of the Company:
Tuniu (HK) Limited	Established on May 20, 2011	Hong Kong	100%
Tuniu (Nanjing) Information Technology Co., Ltd.	Established on August 24, 2011	PRC	100%
Beijing Tuniu Technology Co., Ltd. (“Beijing Tuniu”)	Established on September 8, 2008	PRC	100%
Variable Interest Entity (“VIE”)
Nanjing Tuniu Technology Co., Ltd. (“Nanjing Tuniu”)	Established on December 18, 2006	PRC	100%
Subsidiaries of VIE
Shanghai Tuniu International Travel Service Co., Ltd.	Acquired on August 22, 2008	PRC	100%
Nanjing Tuniu International Travel Service Co., Ltd.	Acquired on December 22, 2008	PRC	100%
Beijing Tuniu International Travel Service Co., Ltd.	Acquired on November 18, 2009	PRC	100%
Nanjing Tuzhilv Tickets Sales Co., Ltd.	Established on April 19, 2011	PRC	100%
Beijing Global Tour International Travel Service Co., Ltd.	Acquired on July 1, 2015	PRC	75.02%
Tuniu Insurance Brokers Co., Ltd.	Acquired on August 11, 2015	PRC	100%